UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		October 21, 2002
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	38

Form 13F Information Table Value Total: 	$70262
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






















FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M	COM	88579Y101	923	8400	SH		SOLE		3000	0	5400
ALLIANT TECH SYSTEMS		018804104	396	5727	SH		SOLE
	5700	0	27
ALTERA CORPORATION	COM	021441100	1250	144205	SH		SOLE
	40400	0	103805
AMERICAN POWER CONVERSION	COM	029066107	104	10900	SH
	SOLE		0	0	10900
AMGEN INC	COM	031162100	2460	58995	SH		SOLE
	16300	0	42695
BJ'S WHOLESALE CLUB	COM	05548J106	1405	73937	SH		SOLE
	21000	0	52937
BOEING CO.	COM	097023105	262	7700	SH		SOLE		0
	0	7700
CHUBB CORP.	COM	171232101	2775	50620	SH		SOLE
	13800	0	36820
CISCO SYSTEMS, INC.	COM	17275R102	2301	219601	SH		SOLE
	53600	0	166001
CONSTELLATION BRANDS INC.	COM	21036P108	551	23865	SH
	SOLE		13000	0	10865
COVANTA ENERGY CORP	COM	22281N103	364	28000	SH		SOLE
	0	0	28000
DANAHER CORP.	COM	235851102	3188	56078	SH		SOLE
	15050	0	41028
EMC CORP.	COM	268648102	1105	241849	SH		SOLE
	65900	0	175949
ENGELHARD CORP.	COM	292845104	200	8400	SH		SOLE
	8400	0	0
FIRST ENERGY CORP.	COM	337932107	1377	46100	SH		SOLE
	15000	0	31100
FLEET BOSTON FINANCIAL CORP.	COM	339030108	2114	104007	SH
	SOLE		27900	0	76107
GENERAL DYNAMICS CORP.	COM	369550108	284	3500	SH		SOLE
	0	0	3500
GENERAL ELECTRIC COMPANY	COM	369604103	2553	103607	SH
	SOLE		26300	0	77307
GIVEN IMAGING LTD. 	COM	M52020100	3801	38365	SH		SOLE
	0	0	38365
HONEYWELL INC.	COM	438516106	2224	102721	SH		SOLE
	28000	0	74721
INTL BUSINESS MACHINES CORP.	COM	459200101	3122	53557	SH
	SOLE		12900	0	40657
JOHNSON & JOHNSON	COM	478160104	3967	73366	SH		SOLE
	16000	0	57366
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	2697	54996	SH
	SOLE		14700	0	40296
LIBERATE TECHNOLOGIES	COM	530129105	16	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	4532	70086	SH
	SOLE		17200	0	52886
M & T BANK CORP.	COM	55261F104	933	11850	SH		SOLE
	4000	0	7850
MERCK & CO., INC.	COM	589331107	2757	60331	SH		SOLE
	13800	0	46531
MERRILL LYNCH & CO.	COM	590188108	2343	71130	SH		SOLE
	19600	0	51530
NABORS INDUSTRIES INC.	COM	629568106	3504	107022	SH
	SOLE		29000	0	78022
NOBLE DRILLING CO.	COM	655042109	3621	116835	SH		SOLE
	29100	0	87735
OXFORD HEALTH PLANS	COM	691471106	3573	91768	SH		SOLE
	25300	0	66468
PFIZER INC.	COM	717081103	243	8387	SH		SOLE		0
	0	8387
QUALCOMM INC.	COM	747525103	2397	86797	SH		SOLE
	22500	0	64297
STRYKER CORP.	COM	863667101	3675	63818	SH		SOLE
	15600	0	48218
SUN MICROSYSTEMS, INC.	COM	866810104	738	284970	SH
	SOLE		97500	0	187470
TARGET CORP.	COM	87612E106	1225	41500	SH		SOLE
	13500	0	28000
WALMART STORES INC	COM	931142103	829	16845	SH		SOLE
	16700	0	145
WELLS FARGO CO.	COM	949746101	226	4700	SH		SOLE
	0	0	4700
WASHINGTON POST	COM	939640108	227	350	SH		SOLE
	0	0	350